Stockholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity [Abstract]
Stockholders’ Equity

Note 14 – Changes in Stockholders’ Equity

Common Stock

The Company is authorized to issue an aggregate of 300,000,000 shares of common stock with a par value of $0.001. As of June 30, 2022, there were 65,861,631 shares of common stock issued and outstanding.

Common Stock Issued on Subscriptions Payable

On March 29, 2022, the Company issued 262,066 shares of common stock on a Subscriptions Payable for the December 1, 2021 award of common stock to COR IR for services.

Amortization of Stock-Based Compensation

A total of $82,260 of stock-based compensation expense was recognized from the amortization of options to purchase common stock over their vesting period during the six months ended June 30, 2022.

Note 16 – Stockholders’ Equity

Preferred Stock

The Company has 10,000,000 authorized shares of $0.001 par value “blank check” preferred stock, of which 500,000 shares have been designated Series A Preferred Stock and 300,000 shares have been designated Series B Preferred Stock, See Note 15 above for a description of the features and issuances of the Series A Preferred Stock and Series B Preferred Stock.

Common Stock

The Company is authorized to issue an aggregate of 300,000,000 shares of common stock with a par value of $0.001. As of December 31, 2021, there were 65,599,565 shares of common stock issued and outstanding.

Common Stock Options Exercised

On July 26, 2021, a total of 60,000 shares of common stock were issued upon exercise on a cashless basis of options to purchase 125,000 shares of common stock at a price $0.13 per share.

Common Stock Sales

No shares of common stock were sold during the year ended December 31, 2021.

On November 27, 2020, the Company sold an aggregate of 750,000 shares of common stock at a price of $0.10 per share for total cash proceeds of $75,000. The shares were subsequently issued on March 1, 2021. Prior to the issuance, the fair value of the shares was reflected on the Company’s balance sheet as subscriptions payable at December 31, 2020.

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Common Stock Issued on Subscriptions Payable

On January 6, 2020, the Company issued 500,000 shares of common stock that were purchased on December 31, 2019 at $0.50 per share for proceeds of $25,000. Prior to the issuance, the purchase price was reflected on the Company’s balance sheet as subscriptions payable at December 31, 2019.

Common Stock Issued as a Promissory Note Commitment

As disclosed in Note 14 above, the Company paid a commitment fee to AJB Capital of $200,000 in the form of 2,000,000 shares of the Company’s common stock in connection with the issuance of the First AJB Note, which was repaid on September 17, 2021. The issuance of the commitment fee shares resulted in a debt discount of $268,250 that was amortized over the life of the loan, resulting in $268,250 of finance expense during the year ended December 31, 2021. On October 15, 2021, pursuant to the early repayment terms of the promissory note, one million of these shares were redeemed and cancelled for a nominal aggregate purchase price of $1.00.

Also, as disclosed in Note 13, above, the Company paid a commitment fee to AJB Capital in the form of 1,250,000 shares of the Company’s common stock in connection with the issuance of the Second AJB Note. The issuance of these commitment fee shares resulted in a debt discount of $150,062 that is being amortized over the life of the loan, resulting in $43,168 of finance expense during the year ended December 31, 2021.

Common Stock Issued for Services, Employees and Consultants

On May 25, 2021, the Company awarded a total of 50,000 shares of common stock pursuant for consulting services to two individuals. The aggregate fair value of the shares was $8,500, based on the closing price of the Company’s common stock on the date of grant.

On August 20, 2019, the Company engaged COR Prominence, LLC (“COR”) to provide investor relation services to the Company, in consideration for the payment of $7,500 per month in cash, and $5,000 per month with shares of common stock valued at 125% of the closing price of the common stock of the Company on the date of issuance. On May 12, 2021, the Company entered into a Settlement Agreement with COR. Pursuant to the Settlement Agreement, the Company issued COR 118,150 shares of common stock. The fair value of the shares was $29,538, based on the closing price of the Company’s common stock on the date of grant.

On June 1, 2021, the Company entered into a new agreement with COR and issued another 112,528 shares of common stock to COR. The fair value of the shares was $18,758, based on the closing price of the Company’s common stock on the date of grant. On December 1, 2021, the Company owed COR another 262,066 shares of common stock, which were subsequently issued on March 29, 2022. The fair value of the shares was $21,725, based on the closing price of the Company’s common stock on the date of grant.

On December 31, 2020, the Company awarded 100,000 shares of common stock to a consultant for services performed. The aggregate fair value of the common stock was $12,000 based on the closing price of the Company’s common stock on the date of grant.

On September 21, 2020, the Company awarded 250,000 shares of common stock to a consultant for services performed. The aggregate fair value of the common stock was $45,000 based on the closing price of the Company’s common stock on the date of grant.

On July 1, 2020, the Company awarded an aggregate of 875,000 shares of common stock to four employees and consultants for services provided. The aggregate fair value of the common stock was $332,500 based on the closing price of the Company’s common stock on the date of grant.

On June 3, 2020, the Company awarded 200,000 shares of common stock to a consultant for services performed. The aggregate fair value of the common stock was $120,000 based on the closing price of the Company’s common stock on the date of grant.

On various dates between January 4, 2020 and May 31, 2020, the Company awarded an aggregate of 2,006,000 shares of common stock to ten employees and consultants for services provided. The aggregate fair value of the common stock was $1,318,000 based on the closing price of the Company’s common stock on the date of grant.

ONE WORLD PRODUCTS, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

Common Stock Issued for Services, Officers and Directors

On December 31, 2021, the Company issued 673,582 shares of common stock in lieu of cash compensation to its former Chief Financial Officer, Vahé Gabriel. The aggregate fair value of the shares was $55,234, based on the closing price of the Company’s common stock on the date of grant.

On December 31, 2020, the Company awarded 750,000 shares of common stock to the Company’s Chairman of the Board, Dr. Ken Perego, for services provided. The aggregate fair value of the common stock was $90,000 based on the closing price of the Company’s common stock on the date of grant.

On December 31, 2020, the Company awarded 750,000 shares of common stock to one of the Company’s Directors, Bruce Raben, for services provided. The aggregate fair value of the common stock was $90,000 based on the closing price of the Company’s common stock on the date of grant.

On June 3, 2020, the Company awarded 500,000 shares of common stock to the Company’s Chief Executive Officer, Isiah L. Thomas III, as a signing bonus. The aggregate fair value of the common stock was $275,000 based on the closing price of the Company’s common stock on the date of grant.

On June 3, 2020, the Company awarded 2,000,000 shares of common stock to the Company’s former Chief Executive Officer, Craig Ellins, pursuant to a Separation Agreement. The aggregate fair value of the common stock was $1,100,000 based on the closing price of the Company’s common stock on the date of grant.

On May 31, 2020, the Company awarded 350,000 shares of common stock to the Company’s Chairman of the Board, Dr. Ken Perego, for services provided. The aggregate fair value of the common stock was $196,000 based on the closing price of the Company’s common stock on the date of grant.